Contributed surplus (Schedule of Options Outstanding) (Details)	Dec. 31, 2021 shares Years $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, Number | shares	2,674,227	1,636,236	1,573,411
Options outstanding, Weighted average exercise price | $ / shares	$ 4.28	$ 4.93	$ 4.63
Options outstanding, Weighted average remaining contractual life (years) | Years	4.78
Options exercisable, Number | shares	1,301,048
Options exercisable, Weighted average exercise price | $ / shares	$ 5.14
Options exercisable, Weighted average remaining contractual life (years) | Years	0.94
Exercise price range 1.98 - 2.21 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, Number | shares	430,000
Options outstanding, Weighted average exercise price | $ / shares	$ 2.09
Options outstanding, Weighted average remaining contractual life (years) | Years	7.05
Options exercisable, Number | shares	125,000
Options exercisable, Weighted average exercise price | $ / shares	$ 1.98
Options exercisable, Weighted average remaining contractual life (years) | Years	0.59
Exercise price range 2.22 - 2.65 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, Number | shares	519,722
Options outstanding, Weighted average exercise price | $ / shares	$ 2.31
Options outstanding, Weighted average remaining contractual life (years) | Years	5.86
Options exercisable, Number | shares	207,812
Options exercisable, Weighted average exercise price | $ / shares	$ 2.40
Options exercisable, Weighted average remaining contractual life (years) | Years	0.23
Exercise price range 2.66 - 4.68 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, Number | shares	761,475
Options outstanding, Weighted average exercise price | $ / shares	$ 4.10
Options outstanding, Weighted average remaining contractual life (years) | Years	6.80
Options exercisable, Number | shares	191,666
Options exercisable, Weighted average exercise price | $ / shares	$ 4.32
Options exercisable, Weighted average remaining contractual life (years) | Years	0.84
Exercise price range 4.69 - 6.19 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, Number | shares	324,650
Options outstanding, Weighted average exercise price | $ / shares	$ 5.68
Options outstanding, Weighted average remaining contractual life (years) | Years	2.60
Options exercisable, Number | shares	170,700
Options exercisable, Weighted average exercise price | $ / shares	$ 5.79
Options exercisable, Weighted average remaining contractual life (years) | Years	1.87
Exercise price range 6.20 - 7.39 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding, Number | shares	638,380
Options outstanding, Weighted average exercise price | $ / shares	$ 6.84
Options outstanding, Weighted average remaining contractual life (years) | Years	1.07
Options exercisable, Number | shares	605,870
Options exercisable, Weighted average exercise price | $ / shares	$ 6.81
Options exercisable, Weighted average remaining contractual life (years) | Years	1.02